Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Profit/(loss) Before Income Taxes	¥ (128,072)	¥ 19,854	¥ 58,616
Income Taxes [member]
Statement [Line Items]
Profit/(loss) Before Income Taxes	(128,072)	19,854	58,616
Computed Expected Income Tax Expense	(32,018)	4,963	14,654
Tax Effect Of Non-deductible Expenses	33,058	13,817	6,260
Tax Effect Of Tax-exempt Entities	604	804	716
Tax Effect Of Non-taxable Income	(1,644)	(19,584)	(21,630)
Income Tax Expense	¥ 0	¥ 0	¥ 0